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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21799

Evergreen International Balanced Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen International Balanced Income Fund, for the quarter ended July 31, 2009. This series has October 31 fiscal year end.

Date of reporting period: July 31, 2009

Item 1 - Schedule of Investments

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 1.0%
FINANCIALS 0.8%
Capital Markets 0.8%
BP Capital Markets plc, 5.25%, 11/07/2013	$1,200,000	$1,316,108

INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015	350,000	354,375

Total Corporate Bonds (cost $1,591,639)		1,670,483

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 15.4%
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	255,000	290,761

Media 0.5%
Central European Media Enterprises, Ltd., Class A, FRN, 3.10%, 05/15/2014 EUR	500,000	530,924
UPC Holding BV, 8.00%, 11/01/2016 EUR	250,000	320,693

		851,617

CONSUMER STAPLES 1.8%
Beverages 0.5%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	511,158
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	200,000	272,232

		783,390

Food & Staples Retailing 0.4%
Casino Guichard-Perrachon SA, 6.375%, 04/04/2013 EUR	500,000	763,903

Food Products 0.0%
Nestle SA, 5.50%, 11/18/2009 AUD	70,000	58,781

Tobacco 0.9%
Imperial Tobacco Group plc, 8.375%, 02/17/2016 EUR	900,000	1,508,568

ENERGY 0.4%
Energy Equipment & Services 0.4%
Tesco plc, 4.75%, 04/13/2010 EUR	500,000	726,058

FINANCIALS 9.4%
Capital Markets 3.1%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	335,760
Ambev International Finance Co., Ltd., 9.50%, 07/24/2017 BRL	5,000,000	2,559,293
Goldman Sachs Group, Inc., 4.50%, 01/30/2017 EUR	550,000	769,432
Merrill Lynch & Co., Inc., 10.71%, 03/08/2017 BRL	2,000,000	999,598
Morgan Stanley, 10.09%, 05/03/2017 BRL	2,000,000	876,323

		5,540,406

Commercial Banks 4.5%
KfW Bankengruppe:
4.875%, 01/15/2013 GBP	235,000	415,344
15.50%, 01/25/2010 TRY	2,450,000	1,719,455
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	5,900,000	5,023,827
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	850,000	687,419

		7,846,045

Consumer Finance 0.5%
SLM Corp., 5.375%, 12/15/2010 GBP	185,000	282,923
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	160,000	269,945
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	250,000	359,888

		912,756

1

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 1.3%
ABB International Finance, Ltd., 4.625%, 06/06/2013 EUR	1,000,000	$1,505,864
Dubai Holding Commercial Operations Group, LLC:
4.75%, 01/30/2014 EUR	450,000	468,211
6.00%, 02/01/2017 GBP	250,000	254,263

		2,228,338

INDUSTRIALS 1.0%
Aerospace & Defense 0.4%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	500,000	648,511

Commercial Services & Supplies 0.3%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	450,000	599,695

Machinery 0.3%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	400,000	453,245

MATERIALS 0.8%
Chemicals 0.4%
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	450,000	631,764

Containers & Packaging 0.3%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	390,000	516,956

Metals & Mining 0.1%
New World Resources NV, 7.375%, 05/15/2015 EUR	200,000	214,508

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	450,000	660,626
Telecom Italia SpA, 7.25%, 04/24/2012 EUR	700,000	1,098,683

		1,759,309

UTILITIES 0.4%
Multi-Utilities 0.4%
Veolia Environnement SA, 4.375%, 01/16/2017 EUR	530,000	744,016

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $25,659,972)		27,078,627

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 14.0%
Brazil, 10.25%, 01/10/2028 BRL	2,200,000	1,187,994
Canada, 6.25%, 06/15/2015 NZD	5,600,000	3,612,965
Korea:
5.25%, 09/10/2015 KRW	4,700,000,000	3,899,113
5.25%, 03/10/2027 KRW	1,903,000,000	1,507,758
Malaysia, 4.24%, 02/07/2018 MYR	11,450,000	3,271,934
Mexico, 10.00%, 12/05/2024 MXN	70,230,000	6,065,439
Morocco, 5.375%, 06/27/2017 EUR	450,000	630,531
Norway, 4.25%, 05/19/2017 NOK	23,000,000	3,884,726
Peru, 7.50%, 10/14/2014 EUR	250,000	383,406
Ukraine, 4.95%, 10/13/2015 EUR	250,000	231,611

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $28,300,990)		24,675,477

YANKEE OBLIGATIONS – CORPORATE 1.8%
CONSUMER DISCRETIONARY 0.3%
Multiline Retail 0.3%
Marks & Spencer Group plc, 6.25%, 12/01/2017	$500,000	463,477

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017	500,000	514,607

2

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 0.2%
Consumer Finance 0.2%
Virgin Media Finance plc, 9.125%, 08/15/2016	$330,000	$334,950

UTILITIES 1.0%
Electric Utilities 0.7%
E.ON AG, 5.80%, 04/30/2018	1,200,000	1,297,836

Multi-Utilities 0.3%
National Power Corp., FRN, 4.91%, 08/23/2011	500,000	500,470

Total Yankee Obligations – Corporate (cost $2,909,884)		3,111,340

YANKEE OBLIGATIONS – GOVERNMENT 0.7%
Colombia, 7.375%, 03/18/2019	600,000	654,000
Georgia, 7.50%, 04/15/2013	250,000	218,050
Philippines, 8.00%, 01/15/2016	350,000	392,875

Total Yankee Obligations – Government (cost $1,226,236)		1,264,925

	Country	Shares	Value

COMMON STOCKS 60.6%
CONSUMER DISCRETIONARY 4.8%
Auto Components 1.2%
Compagnie Generale des Etablissements Michelin, Class B	France	22,530	1,626,794
Nokian Renkaat Oyj	Finland	22,527	475,836

			2,102,630

Automobiles 0.2%
Daimler AG	Germany	6,042	279,620

Hotels, Restaurants & Leisure 0.7%
OPAP SA	Greece	54,200	1,301,683

Media 0.9%
Arnoldo Mondadori Editore SpA	Italy	74,944	316,981
Pearson plc	United Kingdom	69,673	807,132
Wolters Kluwer NV	Netherlands	21,170	416,396

			1,540,509

Multiline Retail 0.4%
PPR SA	France	6,766	754,031

Specialty Retail 0.4%
Inditex SA	Spain	11,849	637,367

Textiles, Apparel & Luxury Goods 1.0%
adidas AG	Germany	41,117	1,737,610

CONSUMER STAPLES 5.3%
Beverages 1.2%
Carlsberg AS, Class B	Denmark	3,800	263,652
Diageo plc	United Kingdom	83,695	1,311,402
Foster’s Group, Ltd.	Australia	130,081	586,395

			2,161,449

Food & Staples Retailing 1.6%
Carrefour SA	France	60,930	2,860,190

Food Products 1.9%
Nestle SA	Switzerland	13,901	572,092
Unilever NV	Netherlands	100,198	2,737,709

			3,309,801

Tobacco 0.6%
Imperial Tobacco Group plc	United Kingdom	20,171	576,516
Swedish Match AB	Sweden	24,500	467,693

			1,044,209

3

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY 5.6%
Energy Equipment & Services 0.3%
Technip SA	France	9,371	$566,582

Oil, Gas & Consumable Fuels 5.3%
BP plc	United Kingdom	278,386	2,312,129
ENI SpA	Italy	69,490	1,617,389
Royal Dutch Shell plc, Class B	United Kingdom	120,010	3,115,315
Total SA	France	39,544	2,193,047

			9,237,880

FINANCIALS 10.8%
Capital Markets 1.2%
ICAP plc	United Kingdom	152,573	1,157,090
Man Group plc	United Kingdom	207,000	956,955

			2,114,045

Commercial Banks 2.9%
Banco Santander SA	Spain	36,977	535,466
Bank Leumi Le-Israel BM	Israel	212,958	717,189
Danske Bank AS	Denmark	12,200	253,938
HSBC Holdings plc-London Exchange	United Kingdom	91,470	925,562
Nordea Bank AB	Sweden	82,925	804,428
Sparebanken Nord-Norge	Norway	51,900	635,049
Standard Chartered plc	United Kingdom	39,977	948,938
Svenska Handelsbanken, Ser. A	Sweden	13,418	328,198

			5,148,768

Diversified Financial Services 3.0%
Criteria Caixa Corp. SA	Spain	251,671	1,210,635
Deutsche Boerse AG	Germany	11,780	933,525
Guoco Group, Ltd.	Bermuda	76,000	715,866
Hellenic Exchanges Holding SA	Greece	147,161	1,908,711
ING Groep NV	Netherlands	37,951	486,716

			5,255,453

Insurance 3.5%
Allianz SE	Germany	8,302	818,832
AXA SA	France	22,309	471,550
Legal & General Group plc	United Kingdom	613,447	660,440
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	16,455	2,488,161
Sampo Oyj, Class A	Finland	26,368	550,581
T&D Holdings, Inc.	Japan	13,450	395,149
TrygVesta AS	Denmark	10,810	728,294

			6,113,007

Real Estate Investment Trusts (REITs) 0.2%
Parkway Life	Singapore	7,577	5,370
Westfield Group Australia	Australia	32,290	305,975

			311,345

HEALTH CARE 1.7%
Health Care Providers & Services 0.2%
Parkway Holdings, Ltd.	Singapore	222,273	322,795

Pharmaceuticals 1.5%
Bayer AG	Germany	7,437	456,434
GlaxoSmithKline plc	United Kingdom	27,464	527,129
Novartis AG	Switzerland	10,731	491,438
Roche Holding AG	Switzerland	7,271	1,146,459

			2,621,460

4

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 5.0%
Aerospace & Defense 0.8%
BAE Systems plc	United Kingdom	284,202	$1,457,468

Air Freight & Logistics 1.0%
Oesterreichische Post AG	Austria	56,450	1,732,264

Building Products 0.5%
Assa Abloy AB, Class B	Sweden	48,400	798,171

Commercial Services & Supplies 0.3%
De La Rue plc	United Kingdom	36,889	512,997

Construction & Engineering 0.3%
Skanska AB, B Shares	Sweden	42,200	592,122

Machinery 0.4%
Sandvik AB	Sweden	68,000	647,866

Professional Services 0.6%
Hays plc	United Kingdom	697,994	1,110,581

Road & Rail 0.1%
National Express Group plc	United Kingdom	37,168	209,700

Trading Companies & Distributors 0.3%
Ashtead Group plc	United Kingdom	542,726	564,356

Transportation Infrastructure 0.7%
Brisa-Autoestradas de Portugal SA	Portugal	45,063	373,166
Macquarie Airports	Australia	393,249	818,945

			1,192,111

INFORMATION TECHNOLOGY 2.1%
Office Electronics 0.6%
Neopost	France	12,529	1,066,990

Semiconductors & Semiconductor Equipment 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	165,440	297,013
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	54,343	568,975
United Microelectronics Corp.	Taiwan	2	1

			865,989

Software 1.0%
Nintendo Co., Ltd.	Japan	6,600	1,784,877

MATERIALS 2.9%
Chemicals 0.9%
Akzo Nobel NV	Netherlands	29,920	1,641,618

Containers & Packaging 0.5%
Rexam plc	United Kingdom	213,789	842,812

Metals & Mining 1.4%
Barrick Gold Corp.	Canada	18,000	628,601
BHP Billiton, Ltd.	Australia	26,135	827,325
voestalpine AG	Austria	35,021	971,853

			2,427,779

Paper & Forest Products 0.1%
Stora Enso Oyj, Class R	Finland	20,800	132,222

TELECOMMUNICATION SERVICES 13.0%
Diversified Telecommunication Services 11.3%
Belgacom SA	Belgium	20,337	728,571
BT Group plc	United Kingdom	285,090	603,144
Deutsche Telekom AG	Germany	328,345	4,207,229
France Telecom	France	176,953	4,416,215
Hellenic Telecommunications Organization SA	Greece	119,957	1,880,721

5

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Hrvatske Telekom SP, GDR 144A	Croatia	10,000	$422,000
KT Corp.	South Korea	18,570	600,252
KT Corp., ADR	South Korea	39,540	635,012
Maroc Telecom	Morocco	37,276	689,089
Telecom Corp. of New Zealand, Ltd.	New Zealand	559,556	1,030,018
Telefonica SA	Spain	107,851	2,683,182
TeliaSonera AB	Sweden	129,500	830,910
Telstra Corp., Ltd.	Australia	369,838	1,091,878

			19,818,221

Wireless Telecommunication Services 1.7%
Mobistar SA	Belgium	11,797	751,849
StarHub, Ltd.	Singapore	651,500	1,014,043
Vodafone Group plc	United Kingdom	650,664	1,333,629

			3,099,521

UTILITIES 9.4%
Electric Utilities 4.1%
E.ON AG	Germany	9,636	364,780
Electricite de France SA	France	8,217	407,274
Endesa SA	Spain	47,754	1,268,708
Fortum Oyj	Finland	28,037	649,368
Scottish & Southern Energy plc	United Kingdom	91,955	1,700,421
Sechilienne-Sidec	France	29,111	1,121,526
Spark Infrastructure Group	Australia	1,428,865	1,278,683
TERNA SpA	Italy	138,348	487,546

			7,278,306

Gas Utilities 0.7%
Snam Rete Gas SpA	Italy	272,123	1,191,690

Independent Power Producers & Energy Traders 0.2%
Iberdrola Renovables SA	Spain	59,062	272,746

Multi-Utilities 3.8%
GDF Suez SA	France	48,560	1,855,242
National Grid plc	United Kingdom	202,195	1,886,371
RWE AG	Germany	16,575	1,399,742
Suez Environnement SA *	France	23,756	452,700
United Utilities Group plc	United Kingdom	151,262	1,138,936

			6,732,991

Water Utilities 0.6%
Pennon Group plc	United Kingdom	82,674	630,439
Severn Trent plc	United Kingdom	25,895	418,938

			1,049,377

Total Common Stocks (cost $135,591,045)			106,443,209

PREFERRED STOCKS 1.3%
CONSUMER DISCRETIONARY 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Hugo Boss AG, Var. Rate Pfd.	Germany	16,739	458,791

FINANCIALS 0.7%
Capital Markets 0.6%
Credit Suisse Group AG, Var. Rate Pfd.	United Kingdom	45,000	1,117,462

Insurance 0.1%
Allianz SE, Var. Rate Pfd.	Germany	9,000	217,440

6

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Fresenius AG, Var. Rate Pfd.	Germany	8,734	$495,204

Total Preferred Stocks (cost $2,388,464)			2,288,897

RIGHTS 0.1%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Fortis NV *	Belgium	8,064	11

MATERIALS 0.1%
Containers & Packaging 0.1%
Rexam plc *	United Kingdom	77,741	111,682

Total Rights (cost $0)			111,693

OTHER 1.3%
Bell Aliant Regional Communications Income Fund	Canada	88,152	2,173,421
Bell Aliant Regional Communications Income Fund 144A	Canada	5,263	129,761

Total Other (cost $2,328,044)			2,303,182

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.11% q ø (cost $4,476,101)	United States	4,476,101	4,476,101

Total Investments (cost $204,472,375) 98.7%			173,423,934
Other Assets and Liabilities 1.3%			2,287,581

Net Assets 100.0%			$175,711,515

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazil Real
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depository Receipt
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
TRY	Turkish Lira

7

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of July 31, 2009:

United Kingdom	18.5%
France	11.5%
Germany	10.0%
Norway	5.7%
Netherlands	5.2%
Canada	4.3%
South Korea	3.9%
Spain	3.9%
United States	3.9%
Mexico	3.6%
Greece	3.0%
Australia	2.9%
Sweden	2.6%
Brazil	2.2%
Italy	2.1%
Malaysia	1.9%
Austria	1.6%
Switzerland	1.3%
Japan	1.3%
Denmark	1.1%
Finland	1.1%
Luxembourg	1.1%
Belgium	0.9%
Singapore	0.8%
Morocco	0.8%
Bermuda	0.7%
New Zealand	0.6%
Philippines	0.5%
Taiwan	0.5%
Cayman Islands	0.4%
Israel	0.4%
Colombia	0.4%
South Africa	0.3%
Croatia	0.2%
Peru	0.2%
Portugal	0.2%
Liberia	0.2%
Ukraine	0.1%
Georgia	0.1%

100.0%

At July 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

08/07/2009	380,000	TRY	$257,011	$243,902	$13,109

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for	U.S. Value at July 31, 2009	Unrealized Gain (Loss)

08/03/2009	132,381	EUR	$188,682	132,381 GBP	$188,761	$(79)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

08/03/2009	20,737	GBP	$34,641	$34,555	$(86)
08/27/2009	3,050,000	TRY	2,062,850	1,916,070	(146,780)

Open call options written at July 31, 2009 were as follows:

Expiration Date	Index	Number of Contracts	Strike Price	Market Value		Premiums Received

08/21/2009	CAC 40 Index	154	3,381 EUR	$(223,002)	☐	$68,537
08/21/2009	DAX Index	100	5,237 EUR	(687,123)	☐	39,033
08/21/2009	DJ Euro Stoxx 50 Index	100	2,591 EUR	(125,986)	☐	37,933
08/21/2009	FTSE 100 Index	98	4,606 GBP	(132,420)	☐	41,448
08/21/2009	NASDAQ 100 Index	46	1,691 USD	(33,350)		33,350
08/21/2009	RTV Index	133	587 USD	(56,525)		56,525
08/21/2009	S&P 400 MidCap Index	118	661 USD	(43,837)		43,837
08/21/2009	SPY Equity Index	743	98 USD	(187,006)	☐	58,526
☐	Valued at fair value as determined by the investment advisor using third party modeling tools, according to procedures approved by the Board of Trustees.

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $204,487,237. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,089,738 and $36,153,041, respectively, with a net unrealized depreciation of $31,063,303.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

8

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equities
Common Stocks	$106,021,209	$422,000	$0	$106,443,209
Preferred Stocks	1,171,435	1,117,462	0	2,288,897
Rights	111,693	0	0	111,693
Corporate debt securities	0	31,860,450	0	31,860,450
Debt securities issued by foreign governments	0	25,940,402	0	25,940,402
Other	2,303,182	0	0	2,303,182
Short-term investments	4,476,101	0	0	4,476,101

	$114,083,620	$59,340,314	$0	$173,423,934

As of July 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(1,623,085)	$0	$(1,623,085)

*	Other financial instruments include forwards and options.

10

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2009